Geographic Concentrations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 5,823,909	$ 5,511,871
Total Assets	8,121,598	7,735,954
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	4,742,572	4,560,688
Total Assets	6,665,827	6,408,763
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	636,092	580,737
Total Assets	856,392	811,717
Asia-Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	439,096	344,835
Total Assets	587,470	484,090
South America
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	6,149	25,611
Total Assets	$ 11,909	$ 31,384